Securities (Schedule of Marketable Securities in Unrealized Loss Position ) (Details) $ in Thousands	Dec. 31, 2015 USD ($) security	Dec. 31, 2014 USD ($) security
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position | security	34	27
Available for sale, Less than 12 months Estimated fair value	$ 16,674	$ 7,632
Available for sale, Less than 12 months Unrealized loss	(224)	(62)
Available for sale, 12 months and greater, Estimated fair value	10,680	18,318
Available for sale, 12 months and greater, Unrealized loss	(459)	(524)
Available for sale, Total Estimated fair value	27,354	25,950
Available for sale, Total Unrealized loss	$ (683)	$ (586)
Held to maturity, Total number in a loss position | security	9	7
Held to maturity, Less than 12 months Estimated fair value	$ 5,074
Held to maturity, Less than 12 months Unrealized loss	(77)
Held to maturity, 12 months and greater, Estimated fair value	5,754	$ 9,684
Held to maturity, 12 months and greater, Unrealized loss	(115)	(229)
Held to maturity, Total Estimated fair value	10,828	9,684
Held to maturity, Total Unrealized loss	$ (192)	$ (229)
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position | security	9	4
Available for sale, Less than 12 months Estimated fair value	$ 4,165
Available for sale, Less than 12 months Unrealized loss	(12)
Available for sale, 12 months and greater, Estimated fair value	2,416	$ 4,590
Available for sale, 12 months and greater, Unrealized loss	(56)	(93)
Available for sale, Total Estimated fair value	6,581	4,590
Available for sale, Total Unrealized loss	$ (68)	$ (93)
Held to maturity, Total number in a loss position | security	2	2
Held to maturity, 12 months and greater, Estimated fair value	$ 3,901	$ 4,316
Held to maturity, 12 months and greater, Unrealized loss	(87)	(124)
Held to maturity, Total Estimated fair value	3,901	4,316
Held to maturity, Total Unrealized loss	$ (87)	$ (124)
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position | security	3	7
Available for sale, Less than 12 months Estimated fair value	$ 1,584
Available for sale, Less than 12 months Unrealized loss	(2)
Available for sale, 12 months and greater, Estimated fair value		$ 4,103
Available for sale, 12 months and greater, Unrealized loss		(35)
Available for sale, Total Estimated fair value	1,584	4,103
Available for sale, Total Unrealized loss	$ (2)	$ (35)
Held to maturity, Total number in a loss position | security	1
Held to maturity, Less than 12 months Estimated fair value	$ 263
Held to maturity, Less than 12 months Unrealized loss	(1)
Held to maturity, Total Estimated fair value	263
Held to maturity, Total Unrealized loss	$ (1)
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position | security	11	9
Available for sale, Less than 12 months Estimated fair value	$ 6,195	$ 6,579
Available for sale, Less than 12 months Unrealized loss	(36)	(16)
Available for sale, 12 months and greater, Estimated fair value	4,508	5,889
Available for sale, 12 months and greater, Unrealized loss	(165)	(131)
Available for sale, Total Estimated fair value	10,703	12,468
Available for sale, Total Unrealized loss	$ (201)	$ (147)
Held to maturity, Total number in a loss position | security	3	3
Held to maturity, 12 months and greater, Estimated fair value	$ 1,853	$ 2,586
Held to maturity, 12 months and greater, Unrealized loss	(28)	(29)
Held to maturity, Total Estimated fair value	1,853	2,586
Held to maturity, Total Unrealized loss	$ (28)	$ (29)
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Held to maturity, Total number in a loss position | security	2	1
Held to maturity, Less than 12 months Estimated fair value	$ 3,840
Held to maturity, Less than 12 months Unrealized loss	(62)
Held to maturity, 12 months and greater, Estimated fair value		$ 1,822
Held to maturity, 12 months and greater, Unrealized loss		(53)
Held to maturity, Total Estimated fair value	3,840	1,822
Held to maturity, Total Unrealized loss	$ (62)	$ (53)
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available for sale, Total number in a loss position | security	11	7
Available for sale, Less than 12 months Estimated fair value	$ 4,730	$ 1,053
Available for sale, Less than 12 months Unrealized loss	(174)	(46)
Available for sale, 12 months and greater, Estimated fair value	3,756	3,736
Available for sale, 12 months and greater, Unrealized loss	(238)	(265)
Available for sale, Total Estimated fair value	8,486	4,789
Available for sale, Total Unrealized loss	$ (412)	$ (311)
Held to maturity, Total number in a loss position | security	1	1
Held to maturity, Less than 12 months Estimated fair value	$ 971
Held to maturity, Less than 12 months Unrealized loss	(14)
Held to maturity, 12 months and greater, Estimated fair value		$ 960
Held to maturity, 12 months and greater, Unrealized loss		(23)
Held to maturity, Total Estimated fair value	971	960
Held to maturity, Total Unrealized loss	$ (14)	$ (23)